Note 25 - Post-employment and other employee benefit commitments - Post-employment commitments. Defined Benefit Obligation (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-employment and other employee benefit commitments
Early Retirement Commitments		€ 2,210	€ 2,559	€ 2,855
Changes In Net Defined Benefit Liability Asset Abstract
Employer contributions		87	87	84
Past service cost expense		3	(2)	26
Remeasurements benefit commitments	[1]	31	3	20
Other provision expenses		82	95	44
Post employment not caused obligations		2,689
Postemployment caused obligations		320	358	380
Spain [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		4
Interest income or expense		78
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		235
Remeasurements benefit commitments		(46)
Return on plan assets		0
From changes in demographic assumptions		0
From changes in financial assumptions		(33)
Other actuarial gain and losses		(13)
Total Estimated Benefit Payments		(906)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		0
Transformation into defined benefit		(82)
Other provision expenses		2
Balance at the end Liability asset of defined benefit plans		5,122
Mexico [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		5
Interest income or expense		44
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		1
Remeasurements benefit commitments		48
Return on plan assets		0
From changes in demographic assumptions		22
From changes in financial assumptions		18
Other actuarial gain and losses		7
Total Estimated Benefit Payments		(41)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(41)
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		(18)
USA [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		3
Interest income or expense		14
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		0
Remeasurements benefit commitments		20
Return on plan assets		0
From changes in demographic assumptions		(2)
From changes in financial assumptions		22
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(14)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(47)
Transformation into defined benefit		0
Other provision expenses		(2)
Balance at the end Liability asset of defined benefit plans		51
Rest of the world [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		5
Interest income or expense		9
Defined benefit plan expense benefit commitments		1
Employer contributions		0
Past service cost expense		3
Remeasurements benefit commitments		(3)
Return on plan assets		0
From changes in demographic assumptions		(3)
From changes in financial assumptions		4
Other actuarial gain and losses		(4)
Total Estimated Benefit Payments		(10)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(9)
Transformation into defined benefit		0
Other provision expenses		(1)
Balance at the end Liability asset of defined benefit plans		36
Defined Benefit Obligation [Member] | Spain [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		6,157
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		4
Interest income or expense		78
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		235
Remeasurements benefit commitments		(46)
Return on plan assets		0
From changes in demographic assumptions		0
From changes in financial assumptions		(33)
Other actuarial gain and losses		(13)
Total Estimated Benefit Payments		(906)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		0
Transformation into defined benefit		(82)
Other provision expenses		2
Balance at the end Liability asset of defined benefit plans		5,442	6,157
Defined Benefit Obligation [Member] | Mexico [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		455
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		5
Interest income or expense		44
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		1
Remeasurements benefit commitments		48
Return on plan assets		0
From changes in demographic assumptions		22
From changes in financial assumptions		18
Other actuarial gain and losses		7
Total Estimated Benefit Payments		(41)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(41)
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		470	455
Defined Benefit Obligation [Member] | USA [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		385
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		3
Interest income or expense		14
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		0
Remeasurements benefit commitments		20
Return on plan assets		0
From changes in demographic assumptions		(2)
From changes in financial assumptions		22
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(14)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(47)
Transformation into defined benefit		0
Other provision expenses		(2)
Balance at the end Liability asset of defined benefit plans		360	385
Defined Benefit Obligation [Member] | Turkey [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		447
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		21
Interest income or expense		45
Defined benefit plan expense benefit commitments		3
Employer contributions		0
Past service cost expense		4
Remeasurements benefit commitments		113
Return on plan assets		0
From changes in demographic assumptions		0
From changes in financial assumptions		81
Other actuarial gain and losses		32
Total Estimated Benefit Payments		(24)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(89)
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		520	447
Defined Benefit Obligation [Member] | Rest of the world [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		392
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		5
Interest income or expense		9
Defined benefit plan expense benefit commitments		1
Employer contributions		0
Past service cost expense		3
Remeasurements benefit commitments		(3)
Return on plan assets		0
From changes in demographic assumptions		(3)
From changes in financial assumptions		4
Other actuarial gain and losses		(4)
Total Estimated Benefit Payments		(10)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(9)
Transformation into defined benefit		0
Other provision expenses		(1)
Balance at the end Liability asset of defined benefit plans		387	392
Plan Assets [Member] | Spain [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		358
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		0
Interest income or expense		5
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		0
Remeasurements benefit commitments		21
Return on plan assets		21
From changes in demographic assumptions		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(64)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		0
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		320	358
Plan Assets [Member] | Mexico [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		514
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		0
Interest income or expense		50
Defined benefit plan expense benefit commitments		0
Employer contributions		1
Past service cost expense		0
Remeasurements benefit commitments		10
Return on plan assets		10
From changes in demographic assumptions		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(40)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(46)
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		488	514
Plan Assets [Member] | USA [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		339
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		0
Interest income or expense		13
Defined benefit plan expense benefit commitments		0
Employer contributions		0
Past service cost expense		0
Remeasurements benefit commitments		11
Return on plan assets		11
From changes in demographic assumptions		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(12)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(41)
Transformation into defined benefit		0
Other provision expenses		(1)
Balance at the end Liability asset of defined benefit plans		309	339
Plan Assets [Member] | Turkey [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		348
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		0
Interest income or expense		36
Defined benefit plan expense benefit commitments		3
Employer contributions		16
Past service cost expense		0
Remeasurements benefit commitments		101
Return on plan assets		101
From changes in demographic assumptions		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(12)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(68)
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		424	348
Plan Assets [Member] | Rest of the world [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		349
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		1
Interest income or expense		7
Defined benefit plan expense benefit commitments		1
Employer contributions		8
Past service cost expense		1
Remeasurements benefit commitments		(2)
Return on plan assets		(2)
From changes in demographic assumptions		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Total Estimated Benefit Payments		(7)
Settlement payments		0
Business Combinations and disposals		0
Effect on changes in foreign exchange rates		(4)
Transformation into defined benefit		0
Other provision expenses		0
Balance at the end Liability asset of defined benefit plans		351	349
Net defined benefit liability (asset) [Member] | Spain [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		5,799	6,109	5,830
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		4	10	9
Interest income or expense		73	98	123
Defined benefit plan expense benefit commitments		0	0	0
Employer contributions		0	0	0
Past service cost expense		235	240	550
Remeasurements benefit commitments		(67)	188	112
Return on plan assets		(21)	(35)	0
From changes in demographic assumptions		0	0	0
From changes in financial assumptions		(33)	192	101
Other actuarial gain and losses		(13)	31	11
Total Estimated Benefit Payments		(842)	(867)	(913)
Settlement payments		0	(43)	0
Business Combinations and disposals		0	0	378
Effect on changes in foreign exchange rates		0	0	1
Transformation into defined benefit		(82)
Other provision expenses		2	63	23
Balance at the end Liability asset of defined benefit plans		5,122	5,799	6,109
Net defined benefit liability (asset) [Member] | Mexico [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		(59)	(78)	(94)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		5	6	8
Interest income or expense		(6)	(7)	(10)
Defined benefit plan expense benefit commitments		0	0	0
Employer contributions		(1)	(14)	(1)
Past service cost expense		1	1	(15)
Remeasurements benefit commitments		38	23	29
Return on plan assets		(10)	23	50
From changes in demographic assumptions		22	2	0
From changes in financial assumptions		18	(22)	(23)
Other actuarial gain and losses		7	19	2
Total Estimated Benefit Payments		(1)	0	0
Settlement payments		0	0	0
Business Combinations and disposals		0	0	0
Effect on changes in foreign exchange rates		5	10	5
Transformation into defined benefit		0
Other provision expenses		0	0	1
Balance at the end Liability asset of defined benefit plans		(18)	(59)	(78)
Net defined benefit liability (asset) [Member] | USA [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		46	33	38
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		3	4	3
Interest income or expense		1	1	1
Defined benefit plan expense benefit commitments		0	0	0
Employer contributions		0	(1)	0
Past service cost expense		0	0	0
Remeasurements benefit commitments		9	10	(9)
Return on plan assets		(11)	3	19
From changes in demographic assumptions		(2)	(5)	(7)
From changes in financial assumptions		22	13	(18)
Other actuarial gain and losses		0	(1)	(3)
Total Estimated Benefit Payments		(2)	(3)	(20)
Settlement payments		0	0	17
Business Combinations and disposals		0	0	0
Effect on changes in foreign exchange rates		(5)	2	4
Transformation into defined benefit		0
Other provision expenses		(1)	(3)	(1)
Balance at the end Liability asset of defined benefit plans		51	46	33
Net defined benefit liability (asset) [Member] | Turkey [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		99	98	0
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		21	22	2
Interest income or expense		9	8	4
Defined benefit plan expense benefit commitments		0	0	0
Employer contributions		(16)	(17)	0
Past service cost expense		4	4	2
Remeasurements benefit commitments		12	8	10
Return on plan assets		(101)	(23)	(54)
From changes in demographic assumptions		0	0	15
From changes in financial assumptions		81	(23)	(25)
Other actuarial gain and losses		32	54	74
Total Estimated Benefit Payments		(11)	(9)	(4)
Settlement payments		0	0	0
Business Combinations and disposals		0	0	96
Effect on changes in foreign exchange rates		(21)	(15)	(11)
Transformation into defined benefit		0
Other provision expenses		0	0	0
Balance at the end Liability asset of defined benefit plans		96	99	98
Net defined benefit liability (asset) [Member] | Rest of the world [Member]
Post employments and other benefits commitments reconciliation abstract
Balance at the beginning Liability asset of defined benefit plans		43	23	69
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost		5	5	4
Interest income or expense		2	2	3
Defined benefit plan expense benefit commitments		0	0	0
Employer contributions		(8)	(9)	(7)
Past service cost expense		3	(4)	0
Remeasurements benefit commitments		(1)	11	7
Return on plan assets		2	(8)	(3)
From changes in demographic assumptions		(3)	(1)	0
From changes in financial assumptions		4	37	3
Other actuarial gain and losses		(4)	(17)	7
Total Estimated Benefit Payments		(3)	(2)	(3)
Settlement payments		0	0	0
Business Combinations and disposals		0	0	0
Effect on changes in foreign exchange rates		(5)	(4)	(45)
Transformation into defined benefit		0
Other provision expenses		(1)	20	(1)
Balance at the end Liability asset of defined benefit plans		€ 36	€ 43	€ 23

[1]

Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).